FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2023		July 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$1,215,921	$1,215,921	$1,020,585	$1,020,585
Restricted cash	$1,001,814	$1,001,814	$1,049,312	$1,049,312
Marketable securities	$2,300,441	$2,300,441	$2,761,069	$2,761,069
Security deposit payable	$1,005,925	$1,005,925	$1,051,428	$1,051,428
Mortgages payable	$5,198,836	$4,558,652	$6,451,032	$6,097,808